Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Fair Value Measurement

15. Fair Value Measurement

The following table summarizes, for assets measured at fair value on a recurring basis, the respective fair value and the classification by level of input within the fair value hierarchy as of December 31, 2018 and 2019:

	Fair Value Measurements
	(in thousands)
		Quoted Prices in
		Active Market	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
As of December 31, 2018:
Bank time deposits*	$591,269	$—	$591,269	$—
Equity securities with readily determinable fair value**	1,476	1,476	—	—
Total	$592,745	$1,476	$591,269	$—

As of December 31, 2019:
Bank time deposits*	$951,235	$—	$951,235	$—
Equity securities with readily determinable fair value **	269,478	269,478	—	—
Total	$1,220,713	$269,478	$951,235	$—

* Included in short-term investments on the Group’s consolidated balance sheets.

** Included in long-term investments on the Group’s consolidated balance sheets.

Recurring

The Group measures bank time deposits and equity securities with readily determinable fair values on a recurring basis.

The fair value of the Group’s equity securities with readily determinable fair values are determined based on the quoted market price (Level 1). The fair value of the Group's bank time deposits are determined based on the quoted market price for similar products (Level 2).

The Group reviews its available-for-sale securities regularly to determine if an investment is impaired due to changes in quoted market price or other impairment indicators prior to 2018. For the year ended December 31, 2017, impairment related to available-for-sale securities was nil (see Note 4 for further information). After the adoption of new investment guidance under ASC 820, the available-for-sale securities were reclassified as equity investments with readily determinable fair values beginning January 1, 2018, with their fair value change recognized in earnings immediately. There will no longer be any impairment from an available-for-sale classification for equity securities.

Non-recurring

For those equity investments without readily determinable fair value, the Group measures them at fair value when observable price changes are identified or impairment charges are recognized. The fair values of the Group’s privately held investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates or based on the similar transaction price in the market directly. The Group classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements.

The Group measures equity method investments at fair value on a non-recurring basis only if an impairment charge is recognized. Certain privately held investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to fair values, considering the investees’ financial performance, assumptions about future growth, and future financing plan, with impairment charges incurred and recorded in earnings for the year then ended. The impairment charges related to these investments was $4.7 million for the year ended December 31, 2017. The Group also recognized impairment charges of $23.6 million and $230.9 million for those equity investments without readily determinable fair values for the years ended December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, the carrying value of these impaired investments measured at Level 3 inputs were $2.5 million and $77.5 million, respectively. The fair value of the privately held investments was measured either based on discounted cash flow with unobservable inputs including the discount curve of market interest rates, which ranged from 12% to 23%,or based on comparing the operating metrics of public peer companies with the investees.

The Group’s non-financial assets, such as intangible assets, goodwill, fixed assets and operating lease assets, are measured at fair value only if they were determined to be impaired. In accordance with the Group’s policy to perform an impairment assessment of its goodwill on an annual basis as of the balance sheet date or when facts and circumstances warrant a review, the Group performed an impairment assessment on its goodwill by reporting unit annually. The Group recognized impairment charge of goodwill arising from previous acquisitions of nil, $10.6 million and nil for the years ended December 31, 2017, 2018 and 2019, respectively.

The carrying amount of cash and cash equivalents, short-term investments, accounts receivable due from third parties, accounts receivable due from Alibaba, accounts receivable due from other related parties, amount due from SINA, accounts payable, accrued and other liabilities approximates fair value because of their short-term nature.